Consolidated Schedule of Investments
July 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–30.52%
Argentina–0.78%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$2,903,040	$2,541,611
3.50%, 07/09/2041(a)	5,400,000	4,004,100
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	1,800,000	1,885,050
YPF S.A.,
6.95%, 07/21/2027(b)	800,000	804,659
8.75%, 09/11/2031(b)	3,276,000	3,478,408
		12,713,828
Belgium–0.25%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	4,200,000	4,154,123
Brazil–0.98%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	3,145,000	3,255,819
Minerva Luxembourg S.A., 8.88%, 09/13/2033(b)	1,800,000	1,864,440
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(c)	1,800,000	1,830,825
6.25%, 01/10/2036(c)	1,875,000	1,830,469
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	4,745,000	4,673,721
Vale Overseas Ltd., 6.00%, 02/25/2056(b)(d)	2,520,000	2,515,968
		15,971,242
Canada–1.75%
Bell Canada, 6.88%, 09/15/2055(c)(d)	2,369,000	2,390,411
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(c)(d)	1,112,000	1,128,421
Constellation Software, Inc., 5.16%, 02/16/2029(b)	1,247,000	1,246,399
Element Fleet Management Corp., 6.32%, 12/04/2028(b)	3,671,000	3,789,799
Enbridge, Inc., 7.38%, 01/15/2083(c)(d)	7,381,000	7,535,824
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	294,000	296,578
Rogers Communications, Inc., 7.00%, 04/15/2055(c)(d)	2,190,000	2,204,303
Saturn Oil & Gas, Inc., 8.50%, 07/30/2031(b)	163,000	163,553
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(d)	3,819,000	3,974,338
TELUS Corp., 6.38%, 06/09/2056(c)(d)	2,178,000	2,151,428
Principal Amount		Value
Canada–(continued)
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	$3,609,000	$3,609,783
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	219,000	219,539
		28,710,376
Cayman Islands–0.06%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	943,000	959,195
Chile–0.65%
Banco de Credito e Inversiones S.A., 8.75%(b)(d)(e)	1,725,000	1,819,289
Banco del Estado de Chile, 7.95%(b)(d)(e)	1,003,000	1,050,931
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	1,461,370	1,451,140
DB Terra Chile HoldCo S.p.A., 7.95%, 04/20/2031(b)	200,000	198,076
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(b)	4,885,000	4,817,343
5.63%, 04/22/2056(b)(d)	1,400,000	1,360,450
		10,697,229
China–0.10%
Prosus N.V., 3.68%, 01/21/2030(b)	1,800,000	1,708,078
Colombia–0.42%
Ecopetrol S.A.,
8.63%, 01/19/2029	4,600,000	4,879,648
7.75%, 02/01/2032	1,930,000	1,994,047
		6,873,695
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	2,055,000	2,107,896
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	720,000	689,580
4.88%, 09/23/2032(b)	1,200,000	1,123,800
		3,921,276
Egypt–0.16%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	2,415,000	2,547,776
France–0.40%
Electricite de France S.A., 9.13%(b)(d)(e)	2,334,000	2,703,808
Societe Generale S.A., 9.38%(b)(d)(e)	3,700,000	3,858,116
		6,561,924
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Germany–0.28%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	$4,573,000	$4,589,567
Greece–0.02%
Danaos Corp., 6.88%, 10/15/2032(b)	327,000	334,369
Guatemala–0.09%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	1,440,000	1,419,719
Hong Kong–0.02%
Melco Resorts Finance Ltd., 6.50%, 09/24/2033(b)(c)	306,000	295,548
India–0.94%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	4,650,000	4,579,540
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	3,650,000	3,679,708
6.38%, 04/23/2029(b)	7,200,000	7,189,984
		15,449,232
Ireland–0.15%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	1,677,083	1,590,724
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)	310,000	321,212
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	479,000	498,395
		2,410,331
Israel–0.02%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/2046	433,000	319,403
Italy–0.05%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)(c)	523,000	505,305
7.20%, 07/18/2036(b)	306,000	311,334
		816,639
Japan–0.25%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(b)	520,000	482,165
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	3,600,000	3,687,779
		4,169,944
Luxembourg–0.33%
Delphos Securities S.a.r.l. - Compartment Verdant Rock,
0.00%, 04/29/2056(a)(b)(f)(g)	5,475,000	5,173,191
0.00%(b)(e)(g)	274,000	275,370
		5,448,561
Macau–0.30%
MGM China Holdings Ltd., 4.75%, 02/01/2027(b)	2,960,000	2,943,294
Studio City Finance Ltd., 5.00%, 01/15/2029(b)(c)	376,000	358,047
Principal Amount		Value
Macau–(continued)
Wynn Macau Ltd., 6.75%, 02/15/2034(b)(c)	$1,585,000	$1,558,327
		4,859,668
Mexico–0.99%
Banco Mercantil del Norte S.A., 8.38%(b)(c)(d)(e)	1,850,000	1,913,372
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(d)	4,320,000	4,428,000
COX Asset Mexico S.A. de CV,
7.13%, 01/08/2032(b)	1,324,000	1,320,008
7.75%, 05/08/2036(b)(c)	1,372,000	1,377,488
Petroleos Mexicanos,
8.75%, 06/02/2029	6,400,000	6,809,715
5.95%, 01/28/2031	189,000	185,246
6.63%, 06/15/2035	158,000	149,971
		16,183,800
Netherlands–0.43%
ING Groep N.V., 5.75%(d)(e)	7,000,000	7,033,075
Norway–0.02%
Seadrill Finance Ltd., 6.75%, 07/15/2034(b)(c)	403,000	388,253
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	1,750,000	1,655,054
Peru–0.21%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	1,990,000	2,038,755
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	1,359,000	1,353,264
		3,392,019
Serbia–0.11%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	1,877,000	1,870,967
Spain–0.22%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)	1,371,000	1,371,068
5.20%, 09/16/2030(b)	1,392,000	1,392,191
5.98%, 09/16/2035(b)	900,000	903,893
		3,667,152
Sweden–0.23%
Swedbank AB, 7.75%(b)(d)(e)	3,600,000	3,776,580
Switzerland–1.27%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(d)	460,000	460,465
Credit Suisse Group AG, 6.25%(b)(d)(e)(h)(i)	7,385,000	2,102,879
UBS Group AG,
7.75%(b)(d)(e)	3,650,000	3,820,429
9.25%(b)(d)(e)	3,650,000	4,185,167
7.00%(b)(d)(e)	3,750,000	3,795,870
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Switzerland–(continued)
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/2051(b)(d)	$7,200,000	$6,448,705
		20,813,515
Turkey–0.11%
Akbank T.A.S., 7.88%, 09/04/2035(b)(d)	1,800,000	1,798,590
United Kingdom–2.21%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	1,825,000	1,791,679
B.A.T. Capital Corp., 6.00%, 02/20/2034	2,730,000	2,835,517
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)(d)	10,850,000	10,803,562
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	477,000	470,669
Hiscox Ltd., 7.00%, 06/11/2036(b)(d)	1,800,000	1,874,743
HSBC Holdings PLC, 6.75%(d)(e)	3,700,000	3,722,070
Lancashire Holdings Ltd., 5.63%, 09/18/2041(b)(d)	3,700,000	3,608,022
Legal & General Group PLC, 5.25%, 03/21/2047(b)(d)	866,000	866,339
M&G PLC, 6.50%, 10/20/2048(b)(d)	925,000	943,143
Standard Chartered PLC, 7.75%(b)(d)(e)	6,900,000	7,088,135
Vodafone Group PLC, 4.13%, 06/04/2081(d)	688,000	631,048
Weir Group, Inc., 5.35%, 05/06/2030(b)	1,568,000	1,571,897
		36,206,824
United States–16.29%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	316,000	323,288
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	155,000	158,949
7.38%, 08/01/2033(b)(c)	308,000	318,146
AECOM, 6.00%, 08/01/2033(b)	481,000	478,774
AES Corp. (The), 7.60%, 01/15/2055(d)	5,140,000	5,229,606
Alliant Holdings Intermediate LLC, 6.50%, 10/01/2031(b)	159,000	159,065
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	698,000	647,852
5.88%, 12/01/2033(b)	164,000	161,689
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	155,000	152,640
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	750,750	747,316
Principal Amount		Value
United States–(continued)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)(c)	$665,000	$655,322
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	171,000	167,326
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	334,000	326,159
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)(c)	609,000	647,700
Ares Capital Corp., 5.88%, 03/01/2029	4,550,000	4,571,083
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	479,000	484,957
8.38%, 02/01/2034(b)	160,000	145,902
Ball Corp., 2.88%, 08/15/2030	355,000	321,224
Bath & Body Works, Inc.,
6.88%, 11/01/2035(c)	227,000	229,702
6.75%, 07/01/2036	156,000	154,399
7.60%, 07/15/2037	101,000	99,255
Beignet Investor LLC, 6.58%, 05/30/2049(b)	317,000	307,567
Berry Global, Inc., 5.65%, 01/15/2034(c)	2,019,000	2,034,913
BP Capital Markets PLC, 4.88%(d)(e)	1,315,000	1,285,523
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(c)(d)	153,000	158,470
Brink’s Co. (The), 6.75%, 06/15/2032(b)	323,000	330,011
Bristow Group, Inc., 6.75%, 02/01/2033(b)	335,000	335,607
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	320,000	328,237
Carnival Corp. Ltd., 6.13%, 02/15/2033(b)(c)	314,000	314,223
Carriage Services, Inc., 4.25%, 05/15/2029(b)	348,000	330,167
Carrix, Inc., 6.13%, 08/01/2033(b)	372,000	371,212
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(j)	451,590	497,051
Caturus Energy LLC,
8.50%, 02/15/2030(b)	292,000	302,598
7.13%, 05/15/2031(b)	180,000	178,662
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	166,000	161,320
4.75%, 03/01/2030(b)	3,710,000	3,468,611
4.50%, 08/15/2030(b)(c)	3,883,000	3,545,945
7.38%, 03/01/2031(b)	230,000	229,310
4.75%, 02/01/2032(b)(c)	411,000	359,439
4.50%, 05/01/2032	437,000	377,151
7.38%, 02/01/2036(b)	163,000	155,180
Celanese US Holdings LLC, 7.70%, 11/15/2033	212,000	224,598
Centene Corp., 2.50%, 03/01/2031	403,000	350,654
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	$7,200,000	$7,350,595
Charles Schwab Corp. (The), 6.20%, 11/17/2029(d)	3,963,000	4,086,066
Cheniere Energy, Inc., 5.65%, 04/15/2034	2,036,000	2,056,653
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	232,000	214,388
4.75%, 02/15/2031(b)	114,000	101,776
Cipher Compute LLC, 7.13%, 11/15/2030(b)	156,000	159,317
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	310,000	318,032
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	193,000	177,905
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	179,000	175,538
8.25%, 06/30/2032(b)	333,000	315,279
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	17,000	16,262
6.75%, 04/15/2032(b)	484,000	461,309
CMS Energy Corp., 6.50%, 06/01/2055(c)(d)	6,859,000	6,954,738
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	316,000	323,721
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	309,000	304,468
Core & Main L.P., 6.00%, 07/01/2034(b)	330,000	328,460
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	164,000	160,791
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	161,000	150,628
9.00%, 02/01/2031(b)	129,000	116,609
9.75%, 10/01/2031(b)	177,000	160,760
9.63%, 07/15/2032(b)	59,000	52,881
Cousins Properties L.P., 5.25%, 07/15/2030	4,045,000	4,052,914
Crescent Energy Co., Conv., 2.75%, 03/15/2031(b)	67,000	71,104
Crown Americas LLC, 5.25%, 04/01/2030	323,000	322,516
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	45,000	47,095
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	207,000	209,834
7.88%, 02/15/2034(b)	332,000	337,589
CVS Health Corp., 6.75%, 12/10/2054(c)(d)	1,090,000	1,123,591
DaVita, Inc.,
6.88%, 09/01/2032(b)	145,000	149,127
6.75%, 07/15/2033(b)	155,000	159,046
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,515,000	7,817,607
Directv Financing LLC, 8.88%, 02/01/2030(b)	156,000	159,023
Principal Amount		Value
United States–(continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 02/15/2031(b)	$306,000	$320,042
9.25%, 06/01/2032(b)	153,000	156,712
Discovery Communications LLC, 6.35%, 06/01/2040	211,000	166,147
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	107,000	95,154
5.05%, 03/15/2042	223,000	155,543
5.14%, 03/15/2052	99,000	63,169
Diversified Healthcare Trust, 4.38%, 03/01/2031	370,000	338,650
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(j)	485,000	492,493
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)(c)	331,000	319,245
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)(c)	297,000	312,977
Energy Transfer L.P.,
8.00%, 05/15/2054(d)	2,105,000	2,210,408
7.13%, 10/01/2054(d)	10,852,000	11,089,181
EnerSys, 4.38%, 12/15/2027(b)	308,000	304,561
Enpro, Inc., 6.13%, 06/01/2033(b)	318,000	319,369
Entergy Corp., 7.13%, 12/01/2054(d)	5,559,000	5,702,267
ESAB Corp., 5.63%, 04/01/2031(b)	271,000	268,401
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	295,000	309,179
EZCORP, Inc., 7.38%, 04/01/2032(b)	873,000	914,875
Fedex Freight Holding Co., Inc.,
4.65%, 03/15/2031(b)(c)	1,105,000	1,076,256
5.25%, 03/15/2036(b)(c)	512,000	488,788
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(b)	159,000	159,184
FirstCash, Inc.,
6.88%, 03/01/2032(b)	188,000	190,936
6.13%, 05/01/2034(b)	299,000	294,908
FMC Corp.,
8.00%, 06/01/2031(b)	522,000	540,149
5.65%, 05/18/2033(c)	76,000	67,955
6.38%, 05/18/2053	45,000	35,072
Ford Motor Credit Co. LLC, 5.80%, 03/08/2029	12,000,000	12,080,500
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	153,000	153,792
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	6,660,000	6,562,892
FS KKR Capital Corp., 6.13%, 01/15/2030	141,000	137,489
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(b)	327,000	322,990
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	326,000	327,173
General Motors Co., 6.80%, 10/01/2027	8,383,000	8,561,062
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	$224,000	$231,455
8.00%, 05/15/2033	48,000	49,962
6.75%, 03/15/2034	209,000	208,546
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)	79,000	76,811
5.50%, 02/01/2034(b)	28,000	25,937
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	314,000	318,200
Goldman Sachs Group, Inc. (The), Series AA, 6.50%(d)(e)	5,381,000	5,343,256
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031(c)	369,000	328,106
Gray Media, Inc., 9.63%, 07/15/2032(b)	88,000	89,014
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	120,000	124,298
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(d)	321,000	337,158
7.13%, 11/15/2056(d)	165,000	166,354
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	332,000	333,483
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	341,000	322,145
Hyundai Capital America, 4.90%, 06/23/2028(b)	7,133,000	7,135,787
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 10.00%, 11/15/2029(b)	65,000	65,188
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l., 8.75%, 05/01/2029(b)	144,000	134,294
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	320,000	304,259
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	198,000	201,283
4.50%, 02/15/2031(b)	336,000	318,244
6.25%, 01/15/2035(b)	141,000	139,402
J.M. Smucker Co. (The), 5.90%, 11/15/2028	3,489,000	3,579,600
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	255,000	247,572
6.13%, 11/01/2032(b)	317,000	315,611
6.75%, 05/01/2033(b)	297,000	302,895
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,661,000	1,649,206
Lamar Media Corp., 4.88%, 01/15/2029	1,890,000	1,864,069
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	156,167	158,984
8.50%, 01/15/2036(b)	443,000	461,248
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	177,000	174,581
4.38%, 01/15/2031(b)(c)	332,000	314,531
Principal Amount		Value
United States–(continued)
Magnera Corp., 7.25%, 11/15/2031(b)	$166,000	$162,584
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	340,000	334,551
Mars, Inc., 4.80%, 03/01/2030(b)	1,214,000	1,210,148
Mattel, Inc., 6.20%, 10/01/2040	1,807,000	1,772,077
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	327,000	314,510
Michaels Cos., Inc. (The), 8.50%, 03/15/2033(b)	483,000	478,808
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	100,000	98,955
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	113,000	114,918
Nationstar Mortgage Holdings LLC,
6.50%, 08/01/2029(b)	546,000	541,905
7.13%, 02/01/2032(b)	294,000	291,060
Navient Corp.,
4.88%, 03/15/2028	63,000	61,623
9.38%, 07/25/2030	104,000	105,571
7.88%, 06/15/2032(c)	362,000	339,602
Neptune Bidco US, Inc., 9.50%, 02/15/2033(b)	62,000	63,235
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	488,000	484,923
Newell Brands, Inc.,
6.38%, 05/15/2030	159,000	160,845
6.63%, 05/15/2032(c)	324,000	328,025
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	166,000	165,294
7.25%, 04/15/2034(b)	156,000	156,478
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(d)	4,614,000	4,738,906
NRG Energy, Inc., 5.75%, 07/15/2029(b)	650,000	650,019
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	153,000	158,655
8.75%, 07/01/2034(b)	457,000	481,720
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	121,000	123,868
OneMain Finance Corp.,
4.00%, 09/15/2030	76,000	69,729
7.13%, 11/15/2031	109,000	110,529
6.75%, 03/15/2032	267,000	266,040
7.13%, 09/15/2032	191,000	193,239
ONEOK, Inc.,
5.55%, 11/01/2026	2,947,000	2,953,487
6.63%, 09/01/2053(c)	3,698,000	3,707,889
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 7.88%, 05/15/2034(b)	200,000	213,610
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	315,000	316,285
PacifiCorp, 7.13%, 08/15/2056(d)	5,984,000	5,894,427
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Par Petroleum LLC, 7.38%, 06/01/2034(b)	$335,000	$346,875
Paramount Global,
4.95%, 01/15/2031	174,000	159,526
6.88%, 04/30/2036	177,000	161,874
4.38%, 03/15/2043	262,000	160,294
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/01/2034(b)(c)	323,000	328,220
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	7,383,000	7,542,337
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(b)	157,000	157,619
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	319,000	322,575
Phinia, Inc., 6.63%, 10/15/2032(b)	321,000	324,483
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(d)	4,193,000	4,211,097
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	489,000	461,053
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	88,000	90,823
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	432,000	446,352
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	169,000	163,925
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(c)(d)	723,000	721,477
Rithm Capital Corp., 8.50%, 06/01/2031(b)	154,000	154,569
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	305,000	307,639
6.13%, 08/01/2031(b)	95,000	95,485
6.38%, 08/01/2033(b)	74,000	74,532
S&S Holdings LLC, 8.38%, 10/01/2031(b)	169,000	163,340
Saks Global Enterprises LLC, 11.00%, 12/15/2029(g)(i)	339,720	0
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031	1,069,000	1,012,386
9.63%, 12/01/2032	1,512,800	1,659,610
Sempra,
4.13%, 04/01/2052(d)	10,842,000	10,764,705
6.38%, 04/01/2056(d)	2,088,000	2,102,507
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	357,000	332,483
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	60,000	61,603
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	160,000	161,353
Principal Amount		Value
United States–(continued)
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	$331,000	$325,325
Solventum Corp., 5.45%, 02/25/2027	1,556,000	1,563,164
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	5,367,000	5,360,588
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	348,000	335,785
State Street Corp.,
Series I, 6.70%(c)(d)(e)	3,415,000	3,493,408
6.45%(d)(e)	8,733,000	8,872,824
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)(c)	297,000	308,601
Sunoco L.P.,
5.63%, 03/15/2031(b)	334,000	329,853
6.63%, 08/15/2032(b)	280,000	282,846
6.25%, 07/01/2033(b)	242,000	242,724
5.88%, 03/15/2034(b)	257,000	251,704
7.88%(b)(d)(e)	160,000	164,113
Tenet Healthcare Corp.,
6.75%, 05/15/2031	20,000	20,410
5.50%, 11/15/2032(b)	328,000	323,168
Tidewater, Inc., 9.13%, 07/15/2030(b)	298,000	318,691
TransDigm, Inc.,
6.75%, 08/15/2028(b)	3,600,000	3,627,039
6.38%, 03/01/2029(b)	720,000	729,562
6.00%, 01/15/2033(b)	13,000	13,014
6.25%, 01/31/2034(b)	301,000	304,183
6.13%, 07/31/2034(b)	383,000	379,177
Transocean International Ltd., 7.88%, 10/15/2032(b)	326,000	339,763
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,105,415
United Airlines Holdings, Inc., 5.38%, 03/01/2031(c)	808,000	798,424
United Rentals (North America), Inc., 6.00%, 12/15/2029(b)	7,500,000	7,586,993
Uniti Services LLC, 7.50%, 10/15/2033(b)	309,000	316,067
Univision Communications, Inc.,
8.50%, 07/31/2031(b)	184,000	183,726
9.38%, 08/01/2032(b)	130,000	129,942
Venture Global LNG, Inc.,
8.38%, 06/01/2031(b)	286,000	295,812
9.88%, 02/01/2032(b)(c)	326,000	347,237
9.00%(b)(c)(d)(e)	331,000	329,883
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	196,000	199,234
6.50%, 01/15/2034(b)	121,000	124,913
6.75%, 01/15/2036(b)(c)	334,000	349,772
Veritiv Operating Co., 10.50%, 11/30/2030(b)	157,000	161,267
Verizon Communications, Inc., 6.20%, 05/14/2056(d)	13,647,000	13,362,043
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)		$308,000	$317,742
Viatris, Inc., 3.85%, 06/22/2040		2,254,000	1,724,985
VoltaGrid LLC, 7.38%, 11/01/2030(b)		661,000	664,679
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)		296,000	296,613
Wayfair LLC, 7.75%, 09/15/2030(b)		306,000	320,865
Whirlpool Corp., 7.50%, 07/01/2031(b)		490,000	488,166
WULF Compute LLC, 7.75%, 10/15/2030(b)		157,000	163,258
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)		164,000	156,357
			266,683,015
Uzbekistan–0.09%
Navoi Mining & Metallurgical Co., 6.70%, 10/17/2028(b)		1,380,000	1,409,285
Total U.S. Dollar Denominated Bonds & Notes (Cost $505,581,356)			499,809,852

Non-U.S. Dollar Denominated Bonds & Notes–21.64%(k)
Argentina–0.48%
Argentina Treasury Bond, 29.50%, 05/27/2027(l)	ARS	10,335,000,000	7,812,922
Australia–0.72%
Australia Government Bond, 2.50%, 09/20/2030(b)	AUD	10,670,000	11,737,322
Belgium–0.27%
KBC Group N.V., 8.00%(b)(d)(e)	EUR	3,600,000	4,457,760
Brazil–6.76%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	26,010,000	20,256,126
Series F, 10.00%, 01/01/2031	BRL	523,000,000	90,395,326
			110,651,452
Canada–0.68%
Province of Ontario, 5.85%, 03/08/2033	CAD	13,800,000	11,069,040
France–1.79%
BPCE S.A.,
5.13%, 01/25/2035(b)(d)	EUR	8,700,000	10,377,403
Series NC5, 1.50%, 01/13/2042(b)(d)	EUR	3,000,000	3,450,443
Credit Agricole S.A., 4.00%(b)(d)(e)	EUR	3,700,000	4,261,833
Electricite de France S.A.,
7.50%(b)(d)(e)	EUR	2,600,000	3,182,648
7.38%(b)(d)(e)	GBP	3,700,000	5,166,856
4.38%(b)(d)(e)	EUR	2,600,000	2,924,675
			29,363,858
	Principal Amount		Value
Germany–1.40%
Deutsche Bank AG, 4.63%(b)(d)(e)	EUR	5,000,000	$5,747,327
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(b)(d)	EUR	3,800,000	4,393,907
Volkswagen International Finance N.V.,
3.88%(b)(d)(e)	EUR	7,500,000	8,417,603
5.49%(b)(d)(e)	EUR	3,700,000	4,288,116
			22,846,953
Greece–0.13%
Eurobank S.A., 5.88%, 11/28/2029(b)(d)	EUR	1,825,000	2,212,059
Ivory Coast–0.16%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	2,300,000	2,666,183
Mexico–4.96%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	1,241,000,000	72,189,204
Mexican Udibonos, Series M, 4.00%, 08/24/2034	MXN	163,058,020	9,036,477
			81,225,681
Netherlands–0.27%
Athora Netherlands N.V., 6.75%(b)(d)(e)	EUR	3,650,000	4,499,092
South Africa–2.42%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	315,000,000	18,765,252
Series 2048, 8.75%, 02/28/2048	ZAR	361,910,000	20,801,096
			39,566,348
Spain–0.27%
Telefonica Europe, B.V., 6.75%(b)(d)(e)	EUR	3,600,000	4,480,988
Supranational–0.36%
International Finance Corp.,
0.00%, 02/15/2029(b)(g)	TRY	10,300,000	89,584
0.00%, 04/26/2052(g)	MXN	1,084,680,000	5,861,950
			5,951,534
United Kingdom–0.46%
Barclays PLC, 8.88%(b)(d)(e)	GBP	3,000,000	4,174,759
Pinewood Finco PLC, 6.38%, 07/31/2032(b)	GBP	119,000	160,716
Standard Life PLC, 5.75%(b)(d)(e)	GBP	2,185,000	2,916,020
VMED O2 UK Financing I PLC, 4.50%, 07/15/2031(b)	GBP	275,000	304,102
			7,555,597
United States–0.51%
General Mills, Inc., 4.75%, 07/16/2056(d)	EUR	7,300,000	8,283,404
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $345,463,711)			354,380,193
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Asset-Backed Securities–18.74%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)	$1,797,855	$1,795,391
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)	529,732	530,780
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)	860,036	861,560
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)	2,178,978	2,180,219
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(m)	7,540	7,255
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.50%, 01/15/2051(n)	7,548,722	48,223
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(b)	1,606,144	1,608,672
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)	2,261,570	2,264,866
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.86%, 11/13/2050(n)	3,708,080	26,397
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(n)	10,928,948	85,698
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(m)	58,690	56,722
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(f)	1,264,499	1,261,261
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(f)	266,426	261,182
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)	645,598	646,807
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	187,664	179,325
Series 2005-J4, Class A7, 5.50%, 11/25/2035	371,266	300,192
Principal Amount		Value
Cross Mortgage Trust,
Series 2026-NQM8, Class A2, 5.68%, 07/25/2071(b)	$3,641,164	$3,630,992
Series 2026-NQM8, Class A3, 5.79%, 07/25/2071(b)	2,518,887	2,514,350
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(b)(f)	1,356,708	1,356,504
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 2.49% (1 mo. Term SOFR + 0.26%), 11/15/2036(m)	16,001	14,426
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.89%, 01/25/2050(b)(f)	840,000	835,160
GCAT Trust,
Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(f)	273,027	277,624
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	1,639,407	1,638,361
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(m)	3,842,151	3,859,146
Series 2025-HE1, Class M1, 5.67% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(m)	710,000	716,616
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	4,068,761	4,047,305
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	1,595,328	1,586,275
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	1,595,328	1,586,262
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	1,017,195	1,012,659
Series 2025-CES2, Class A1, 5.18%, 09/25/2055(b)	2,783,496	2,763,556
Series 2026-NQM4, Class A1, 5.46%, 06/25/2066(b)(f)	3,414,508	3,400,935
Series 2026-NQM4, Class A3, 5.82%, 06/25/2066(b)	1,574,467	1,569,000
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.80%, 07/25/2035(f)	18,722	17,920
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	879,210	873,336
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(f)	$19,919	$19,858
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)	1,860,025	1,838,574
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)	1,860,025	1,837,019
Series 2026-CES1, Class A1, 4.96%, 06/25/2056(b)	3,274,906	3,235,068
Series 2026-CES1, Class M1, 5.73%, 06/25/2056(b)	1,500,000	1,477,278
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(f)	3,587,659	3,572,039
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(f)	1,655,000	1,555,924
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	8,500,000	8,438,338
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	4,500,000	4,415,215
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.04% (1 mo. Term SOFR + 0.31%), 08/25/2036(m)	2,732,038	907,495
MFA Trust, Series 2026- INVR1, Class A1, 5.39%, 12/25/2059(b)(f)	918,577	912,838
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	3,868,593	32,265
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(f)	4,580,648	4,140,936
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	1,294,730	1,295,432
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	2,029,027	2,034,782
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	1,224,880	1,227,275
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	2,138,269	2,149,172
New Residential Mortgage Loan Trust, Series 2026- NQM6, Class A1, 5.29%, 05/25/2066(b)(f)	3,893,006	3,867,232
Principal Amount		Value
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	$582,496	$581,517
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	1,120,184	1,118,468
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	332,414	332,542
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	709,326	710,411
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	353,354	353,589
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(f)	690,000	690,714
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	1,583,121	1,584,458
Series 2025-HE2, Class A1, 5.07% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(m)	3,746,995	3,757,053
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(f)	687,361	687,878
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(f)	373,749	373,372
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	6,260,000	6,260,824
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(f)	529,274	519,459
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(f)	2,646,571	2,636,161
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	523,170	524,536
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	1,373,322	1,377,674
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	765,648	765,368
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	1,393,481	1,375,865
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	16,946	13,442
SBNA Auto Receivables Trust,
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	314,625	315,076
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	700,000	700,273
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(f)	2,681,312	2,675,325
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		$2,140,396	$2,129,552
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)		281,978	283,769
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)		2,880,000	2,799,194
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.08%, 11/15/2050(n)		4,961,258	37,332
Vantage Data Centers Issuer LLC, Series 2025- 2A, Class A2, 5.24%, 11/15/2055(b)		2,520,000	2,432,721
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)		7,000,000	6,791,626
Series 2026-1A, Class D, 5.19%, 03/15/2056(b)		3,710,000	3,631,034
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 5.63%, 10/25/2033(f)		16,239	15,670
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.81%, 12/15/2050(n)		5,167,809	45,722
Westlake Automobile Receivables Trust,
Series 2024-3A, Class D, 5.21%, 04/15/2030(b)		3,500,000	3,511,681
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)		3,650,000	3,616,182
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		105,136	103,397
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(b)(k)(m)	GBP	1,160,322	1,478,348
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(b)(k)(m)	GBP	770,904	965,489
Auburn 15 PLC,
Series E, 5.74% (SONIA + 2.00%), 07/20/2045(b)(k)(m)	GBP	1,401,000	1,872,366
Series F, 6.24% (SONIA + 2.50%), 07/20/2045(b)(k)(m)	GBP	1,666,000	2,227,430
Bridgegate Funding PLC, Series 2023-1A, Class BR, 0.00% (SONIA + 1.50%), 05/15/2080(b)(g)(m)	GBP	3,650,000	4,932,577
	Principal Amount		Value
Eurosail PLC,
Series 2006-2X, Class E1C, 7.12% (SONIA + 3.37%), 12/15/2044(b)(k)(m)	GBP	5,550,000	$6,914,572
Series 2006-4X, Class E1C, 6.87% (SONIA + 3.12%), 12/10/2044(b)(k)(m)	GBP	4,135,722	5,008,610
Series 2006-2X, Class D1A, 3.20% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(k)(m)	EUR	6,300,000	6,925,198
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(b)(k)(m)	GBP	1,750,000	2,086,421
Series 2007-1X, Class D1A, 3.24% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(k)(m)	EUR	2,800,000	2,839,382
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.20% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(k)(m)	EUR	8,400,000	8,668,460
Frontier Mortgage Funding PLC,
Series 2025-1, Class E, 6.24% (SONIA + 2.50%), 12/20/2066(b)(k)(m)	GBP	2,000,000	2,695,048
Series 2025-1, Class F, 7.24% (SONIA + 3.50%), 12/20/2066(b)(k)(m)	GBP	1,000,000	1,347,575
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.16% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(k)(m)	EUR	4,570,000	5,147,607
Harvest Funding PLC,
Series 1A, Class C, 0.00% (SONIA + 1.70%), 11/15/2069(b)(g)(k)(m)	GBP	1,770,000	2,383,460
Series 1A, Class A, 0.00% (SONIA + 0.90%), 11/15/2069(b)(g)(k)(m)	GBP	2,190,000	2,951,474
Series 1A, Class B, 0.00% (SONIA + 1.30%), 11/15/2069(b)(g)(k)(m)	GBP	1,825,000	2,448,963
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.75% (SONIA + 4.00%), 07/20/2055(b)(k)(m)	GBP	3,070,000	4,146,263
Series 1A, Class FR, 8.75% (SONIA + 5.00%), 07/20/2055(b)(k)(m)	GBP	1,897,000	2,562,009
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.11% (SONIA + 0.36%), 01/01/2061(b)(k)(m)	GBP	2,002,435	2,553,079
Series 2006-1X, Class A2A, 4.06% (SONIA + 0.31%), 12/01/2060(b)(k)(m)	GBP	3,944,455	5,263,410
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(b)(k)(m)	GBP	14,462,095	18,321,879
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(g)(m)	GBP	3,490,000	$4,744,877
Series 2024-3X, Class E, 7.49% (SONIA + 3.75%), 11/15/2032(b)(m)	GBP	2,475,000	3,381,529
Series 2025-2X, Class E, 6.74% (SONIA + 3.00%), 07/15/2033(b)(m)	GBP	1,000,000	1,347,619
Newgate Funding PLC,
Series 2006-2, Class CB, 2.75% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(k)(m)	EUR	1,009,107	1,103,361
Series 2007-3X, Class CB, 3.90% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(k)(m)	EUR	589,782	662,669
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.34% (SONIA + 1.60%), 01/25/2036(b)(m)	GBP	7,200,000	9,714,353
Series 2025-1A, Class D, 5.64% (SONIA + 1.90%), 01/25/2036(b)(m)	GBP	3,600,000	4,844,702
RMAC Securities No. 1 PLC,
Series 2006-NS2X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(b)(k)(m)	GBP	718,896	961,439
Series 2006-NS4X, Class A3, 4.04% (SONIA + 0.29%), 06/12/2044(b)(k)(m)	GBP	738,936	988,165
Series 2007-NS1X, Class A2, 4.02% (SONIA + 0.27%), 06/12/2044(b)(k)(m)	GBP	780,948	1,038,188
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(k)(m)	GBP	1,380,000	1,862,290
Series 2024-GR6A, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(k)(m)	GBP	2,126,000	2,869,006
Series 2024-GR6X, Class E, 7.25% (SONIA + 3.50%), 07/20/2053(b)(k)(m)	GBP	1,980,000	2,675,962
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 6.99% (SONIA + 3.25%), 04/20/2051(b)(k)(m)	GBP	1,555,000	2,098,602
Prosil Acquisition S.A., Series 2019-1, Class A, 4.46% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(m)	EUR	2,255,445	2,188,881
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 5.07% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(m)	EUR	7,047,113	8,094,969
	Principal Amount		Value
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.44% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(m)	EUR	35,676	$40,118
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(b)(k)(m)	GBP	3,105,176	4,209,853
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(b)(k)(m)	GBP	1,774,386	2,417,724
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(b)(k)(m)	GBP	2,217,983	2,991,936
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(k)(m)	EUR	2,300,000	2,040,584
Santander Consumo 8 Fondo de Titulizacion, Series E, 6.98% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(m)	EUR	4,053,619	4,722,577
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(i)		$7,698,968	6,902,125
0.00%, 12/31/2043(f)(g)(i)	ARS	83,227,881	0
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(f)(g)(i)	ARS	311,500,000	1,716,746
Total Asset-Backed Securities (Cost $309,094,729)			306,881,497

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.72%
Fannie Mae Grantor Trust,
IO, 0.62%, 11/25/2040(n)		$1,214,333	101
0.37%, 12/25/2041(n)		7,252,407	35,956
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(o)		396,552	40,651
7.50%, 11/25/2029(o)		13,888	1,177
6.00%, 12/25/2032 - 08/25/2035(o)		518,360	58,216
5.50%, 11/25/2033 - 06/25/2035(o)		459,952	55,678
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Fannie Mae REMICs,
6.50%, 10/25/2028 - 04/25/2029	$14,304	$14,398
6.00%, 05/25/2031 - 01/25/2032	34,321	34,942
4.73% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(m)	41,555	42,012
4.24% (30 Day Average SOFR + 0.61%), 10/18/2032(m)	16,316	16,327
4.23% (30 Day Average SOFR + 0.61%), 12/25/2032(m)	29,950	29,965
4.13% (30 Day Average SOFR + 0.51%), 11/25/2033(m)	14,785	14,765
10.89% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(m)	82,564	91,442
10.52% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(m)	63,920	67,514
4.67% (30 Day Average SOFR + 1.05%), 06/25/2037(m)	46,554	47,104
4.00%, 03/25/2041	58,301	54,853
IO, 4.16% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(m)(o)	53,219	4,041
4.17% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(m)(o)	1,066	88
4.22% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(m)(o)	13,434	945
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(m)(o)	24,358	2,043
4.37% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 - 04/25/2032(m)(o)	35,907	3,052
3.27% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(o)	15,656	1,006
4.07% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(m)(o)	12,108	1,050
4.27% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(m)(o)	48,763	4,298
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(m)(o)	36,003	2,559
4.47% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(m)(o)	166,068	13,157
4.52% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(m)(o)	90,562	9,151
Principal Amount		Value
7.00%, 03/25/2033 - 04/25/2033(o)	$227,459	$29,550
3.82% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(m)(o)	71,008	6,955
2.32% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(m)(o)	74,829	4,045
3.02% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(m)(o)	44,107	1,329
2.87% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(o)	125,836	4,492
2.97% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(m)(o)	242,592	16,320
3.50% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(m)(o)	247,262	10,045
2.81% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(m)(o)	442,435	32,083
4.00%, 04/25/2041(o)	343,860	22,651
2.82% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(m)(o)	64,458	3,952
2.42% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(m)(o)	248,179	21,157
1.88% (30 Day Average SOFR + 5.50%), 09/25/2054(m)(o)	38,570,159	1,437,159
2.18% (30 Day Average SOFR + 5.80%), 01/25/2055(m)(o)	31,162,891	1,414,929
Federal Home Loan Mortgage Corp.,
8.50%, 08/01/2031	10,597	10,901
5.00%, 09/01/2052 - 03/01/2053(p)	26,046,173	25,374,289
4.50%, 10/01/2052	18,128,304	17,217,843
Federal National Mortgage Association,
7.50%, 03/01/2033	3,906	4,006
7.00%, 12/01/2033	8,434	8,836
5.50%, 02/01/2035 - 03/01/2053(p)	25,315,977	25,264,590
4.50%, 07/01/2052	14,549,338	13,809,947
5.00%, 10/01/2054	5,192,907	5,036,493
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	41,497,951	922,541
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(o)	39,849	2,814
6.50%, 02/01/2028 - 06/01/2031(o)	11,950	1,058
7.50%, 12/15/2029(o)	15,429	1,244
6.00%, 12/15/2032(o)	34,056	3,726
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Freddie Mac REMICs,
6.50%, 02/15/2028 - 06/15/2032	$25,318	$25,927
4.19% (30 Day Average SOFR + 0.56%), 02/15/2029(m)	1,830	1,830
4.39% (30 Day Average SOFR + 0.76%), 07/15/2029(m)	2,218	2,222
4.74% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(m)	81,224	82,091
3.50%, 05/15/2032	25,458	24,924
4.24% (30 Day Average SOFR + 0.61%), 01/15/2033(m)	2,735	2,735
11.04% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(m)	55,115	61,096
4.00%, 06/15/2038	36,268	34,199
IO, 7.00%, 03/15/2028 - 04/15/2028(o)	5,578	214
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(m)(o)	14,205	610
5.21% (8.95% - (30 Day Average SOFR + 0.11%)), 08/15/2029(m)(o)	1,506	32
3.31% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(m)(o)	109,000	5,547
2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(m)(o)	182,145	9,083
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(m)(o)	10,494	500
2.98% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(m)(o)	293,868	17,087
2.41% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(m)(o)	102,531	3,415
3.26% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(m)(o)	61,908	4,960
2.26% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(m)(o)	36,252	2,273
2.33% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(m)(o)	116,486	7,200
2.51% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(m)(o)	44,440	2,313
2.38% (30 Day Average SOFR + 6.00%), 04/25/2054(m)(o)	19,849,111	1,060,427
2.18% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(m)(o)	63,090,513	3,113,975
1.50% (30 Day Average SOFR + 5.12%), 03/25/2055(m)(o)	43,780,788	1,378,749
Principal Amount		Value
1.53% (30 Day Average SOFR + 5.15%), 03/25/2055(m)(o)	$47,810,755	$1,577,850
2.33% (30 Day Average SOFR + 5.95%), 04/25/2055(m)(o)	55,372,377	2,857,946
1.42% (30 Day Average SOFR + 5.03%), 05/25/2055(m)(o)	66,251,453	1,946,163
1.48% (30 Day Average SOFR + 5.10%), 08/25/2055(m)(o)	35,218,764	1,171,094
Government National Mortgage Association,
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(m)	85	85
7.00%, 01/15/2028 - 01/20/2030	24,500	24,834
8.00%, 01/15/2028 - 09/15/2028	16,444	16,668
IO, 2.73% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(m)(o)	186,781	7,296
2.83% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(m)(o)	264,288	12,647
1.28% (30 Day Average SOFR + 4.90%), 10/20/2054(m)(o)	18,827,694	489,330
0.62% (30 Day Average SOFR + 4.24%), 04/20/2055(m)(o)	39,451,737	463,455
0.73% (30 Day Average SOFR + 4.35%), 04/20/2055(m)(o)	66,160,071	899,446
0.83% (30 Day Average SOFR + 4.45%), 07/20/2055(m)(o)	44,902,253	698,917
2.28% (30 Day Average SOFR + 5.90%), 07/20/2055(m)(o)	22,614,744	831,569
0.78% (30 Day Average SOFR + 4.40%), 08/20/2055(m)(o)	136,073,970	1,866,731
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $123,309,913)		110,014,886
U.S. Treasury Securities–5.41%
U.S. Treasury Bills–2.56%
3.62 - 3.71%, 09/17/2026(p)(q)(r)	41,992,126	41,997,502
3.84%, 01/14/2027(r)	1,965	1,966
		41,999,468
U.S. Treasury Bonds–2.85%
5.50%, 08/15/2028	47,350,358	46,623,354
Total U.S. Treasury Securities (Cost $89,344,449)		88,622,822
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–5.20%
United States–5.20%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 6.72% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(m)	$6,795,000	$6,881,620
Series 2022-R08, Class 1M2, 7.22% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(m)	3,150,000	3,229,405
Series 2023-R03, Class 2M1, 6.12% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(m)	2,996,176	3,014,106
Series 2023-R04, Class 1M1, 5.92% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(m)	1,287,539	1,305,260
Series 2023-R06, Class 1M1, 5.32% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(m)	433,389	434,394
Series 2023-R06, Class 1M2, 6.32% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(m)	1,145,000	1,173,269
Series 2023-R06, Class 1B1, 7.52% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(m)	1,310,000	1,373,068
Series 2023-R08, Class 1M2, 6.12% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(m)	655,000	667,535
Series 2023-R08, Class 1M1, 5.12% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(m)	133,231	133,287
Series 2024-R02, Class 1M2, 5.42% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(m)	6,900,000	6,960,808
Series 2024-R03, Class 2M2, 5.57% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(m)	7,070,000	7,128,991
Series 2026-R01, Class 2M2, 4.97% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(m)	4,250,000	4,246,713
Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.52% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(m)	$7,000,000	$7,094,150
Series 2022-HQA3, Class M1, STACR®, 7.17% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(m)	3,500,000	3,595,691
Series 2022-HQA3, Class M2, STACR®, 8.97% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(m)	3,745,000	3,910,698
Series 2022-DNA6, Class M1, STACR®, 5.77% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(m)	72,691	72,785
Series 2023-DNA1, Class M1, STACR®, 5.72% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(m)	1,099,474	1,111,142
Series 2023-HQA1, Class M1, STACR®, 7.12% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(m)	6,498,100	6,749,599
Series 2023-HQA2, Class M1, STACR®, 5.62% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(m)	323,168	323,502
Series 2023-HQA2, Class M1, STACR®, 6.97% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(m)	2,100,000	2,157,963
Series 2023-HQA3, Class M2, STACR®, 6.97% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(m)	6,900,000	7,173,253
Series 2024-DNA1, Class M2, STACR®, 5.57% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(m)	3,450,000	3,482,282
Series 2024-HQA1, Class M2, STACR®, 5.62% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(m)	3,719,100	3,753,193
Series 2024-DNA2, Class M2, STACR®, 5.32% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(m)	862,500	867,200
Series 2024-HQA2, Class M2, STACR®, 5.42% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(m)	3,450,000	3,470,334
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Series 2025-DNA2, Class A1, STACR®, 4.72% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(m)	$785,200	$787,528
Series 2026-HQA1, Class M1, STACR®, 4.87% (30 Day Average SOFR + 1.25%), 05/25/2046(b)(m)	4,038,578	4,044,974
Total Agency Credit Risk Transfer Notes (Cost $84,650,533)		85,142,750
Shares
Common Stocks & Other Equity Interests–1.82%
Argentina–1.80%
Banco BBVA Argentina S.A.	860,393	5,786,096
Banco Macro S.A., Class B	938,301	9,082,895
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria	2,295,000	2,728,328
Grupo Financiero Galicia S.A., Class B	2,117,302	11,252,738
Pampa Energia S.A., ADR(s)	7,565	668,141
		29,518,198
United States–0.02%
ACNR Holdings, Inc.	1,116	149,767
Claire’s Holdings LLC, Class S(i)	614	0
McDermott International Ltd.(s)	750	25,287
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(i)(s)	76,715	2,301
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(i)(s)	85,239	2,557
Sabine Oil & Gas Holdings, Inc.(i)(s)	2,510	176
VCI Compute II LLC(i)(s)	85,000	85,000
Windstream Services LLC, Wts.(i)	399	6,185
		271,273
Total Common Stocks & Other Equity Interests (Cost $30,672,867)		29,789,471
Principal Amount
Variable Rate Senior Loan Interests–0.30%(t)(u)
United States–0.30%
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	$59,391	60,022
Bausch and Lomb, Inc., Term Loan, 7.48% (3 mo. SOFR + 3.75%), 01/30/2031	620,320	623,112
Carrix Holdings, LLC, Term Loan, -%, 07/16/2033(v)	375,000	374,531
Carrix Holdings, LLC, Delayed Draw Term Loan, -%, 07/16/2033(v)	75,000	74,906
Claire’s Stores, Inc., Term Loan, 0.00%, 12/18/2026(h)(i)(w)	196,049	14,704
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.85% (1 mo. Term SOFR + 4.11%), 08/23/2028	618,223	620,705
	Principal Amount	Value
United States–(continued)
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 5.95% (1 mo. Term SOFR + 2.25%), 03/31/2032(i)	$114,439	$114,725
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 0.00%, 03/31/2032(i)(x)	219,561	220,110
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 5.98% (1 mo. Term SOFR + 2.25%), 06/13/2033	278,638	279,101
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 6.07% (3 mo. Term SOFR + 2.25%), 08/04/2031	454,665	455,188
Greystar Real Estate Partners LLC, Term Loan B, 5.92% (3 mo. Term SOFR + 2.25%), 08/21/2030(i)	178,111	178,334
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.67% (3 mo. Term SOFR + 4.85%), 06/28/2028	183,049	173,096
Prairie ECI Acquiror L.P., Term Loan B, 6.98% (1 mo. Term SOFR + 3.25%), 08/01/2029	324,061	326,492
TransDigm, Inc., Term Loan L, 6.23% (3 mo. Term SOFR + 2.50%), 01/19/2032	602,163	603,611
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031	800,556	828,576
Total Variable Rate Senior Loan Interests (Cost $5,062,723)		4,947,213
	Shares
Preferred Stocks–0.13%
United States–0.13%
Citigroup, Inc., 6.25%, Series II, Pfd.	87,725	2,155,403
Claire’s Holdings LLC, Series A, Pfd.(i)	195	0
Total Preferred Stocks (Cost $2,290,323)		2,155,403
	Principal Amount
Commercial Paper–0.04%(r)
Argentina–0.04%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(i)	$376,159	379,430
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(i)	166,318	168,608
Total Commercial Paper (Cost $542,477)		548,038
	Shares
Exchange-Traded Funds–0.01%
United States–0.01%
Invesco Short Duration High Yield ETF(y) (Cost $183,402)	7,200	181,829
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Shares		Value
Money Market Funds–4.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(y)(z)	23,048,759	$23,048,759
Invesco Treasury Portfolio, Institutional Class, 3.63%(y)(z)	42,804,816	42,804,816
Total Money Market Funds (Cost $65,853,575)		65,853,575

Options Purchased–2.80%
(Cost $53,241,092)(aa)		45,841,174
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.35% (Cost $1,615,291,150)		1,594,168,703
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.83%
Invesco Private Government Fund, 3.69%(y)(z)(bb)	12,876,848	$12,876,848
Invesco Private Prime Fund, 3.82%(y)(z)(bb)	33,453,747	33,457,092
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,333,607)		46,333,940
TOTAL INVESTMENTS IN SECURITIES—100.18% (Cost $1,661,624,757)		1,640,502,643
OTHER ASSETS LESS LIABILITIES–(0.18)%		(2,937,280)
NET ASSETS–100.00%		$1,637,565,363
Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $717,776,354, which represented 43.83% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(g)	Zero coupon bond issued at a discount.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31,
2026.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(r)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(s)	Non-income producing security.
(t)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(u)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(v)	This variable rate interest will settle after July 31, 2026, at which time the interest rate will be determined.
(w)	Acquired as part of a bankruptcy restructuring.
(x)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(y)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$183,402	$-	$(1,573)	$-	$181,829	$1,921
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	17,724,155	261,814,229	(256,489,625)	-	-	23,048,759	550,078
Invesco Treasury Portfolio, Institutional Class	32,916,233	486,226,425	(476,337,842)	-	-	42,804,816	1,014,087
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,114,749	59,558,999	(66,796,900)	-	-	12,876,848	397,200*
Invesco Private Prime Fund	52,330,029	125,411,977	(144,276,520)	(304)	(8,090)	33,457,092	1,079,488*
Total	$123,085,166	$933,195,032	$(943,900,887)	$(1,877)	$(8,090)	$112,369,344	$3,042,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(z)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(aa)	The table below details options purchased.
(bb)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	08/31/2026	USD	0.73	AUD	3,665,000	$56,312
AUD versus USD	Call	Goldman Sachs International	09/10/2026	USD	0.72	AUD	5,485,000	512,166
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/04/2026	USD	0.74	AUD	2,750,000	2
AUD versus USD	Call	Merrill Lynch International	10/21/2026	USD	0.72	AUD	3,645,000	258,840
EUR versus USD	Call	Deutsche Bank AG	10/09/2026	USD	1.19	EUR	3,650,000	204,183
EUR versus USD	Call	Goldman Sachs International	08/07/2026	USD	1.20	EUR	5,495,000	444
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/13/2026	USD	1.20	EUR	5,485,000	3,643
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/09/2026	USD	1.19	EUR	5,500,000	261,145
EUR versus USD	Call	UBS AG	08/14/2026	USD	1.20	EUR	3,655,000	3,338
Subtotal — Foreign Currency Call Options Purchased								1,300,073
Currency Risk
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	14,130,000	47,767
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	5,400,000	6,305
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	5,420,000	18,249
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	5,480,000	83,205
EUR versus HUF	Put	Goldman Sachs International	11/30/2026	HUF	335.00	EUR	36,525,000	5,602
EUR versus HUF	Put	Merrill Lynch International	03/16/2027	HUF	330.00	EUR	5,500,000	88,983
EUR versus INR	Put	Barclays Bank PLC	10/13/2026	INR	106.00	EUR	3,645,000	222,612
EUR versus NOK	Put	Deutsche Bank AG	09/14/2026	NOK	11.00	EUR	54,660,000	132,050
EUR versus NOK	Put	Goldman Sachs International	11/12/2026	NOK	10.25	EUR	4,580,000	136,720
USD versus BRL	Put	Barclays Bank PLC	09/16/2026	BRL	4.85	USD	1,840,000	74,881
USD versus BRL	Put	Goldman Sachs International	09/10/2026	BRL	4.65	USD	9,180,000	16,386
USD versus BRL	Put	Goldman Sachs International	09/29/2026	BRL	4.83	USD	3,665,000	200,857
USD versus BRL	Put	Goldman Sachs International	10/19/2026	BRL	5.00	USD	54,660,000	97,623
USD versus BRL	Put	Goldman Sachs International	12/21/2026	BRL	4.75	USD	7,310,000	836,717
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	BRL	5.03	USD	3,660,000	400,854
USD versus BRL	Put	Merrill Lynch International	08/12/2026	BRL	4.75	USD	7,344,000	4,245
USD versus BRL	Put	Merrill Lynch International	09/29/2026	BRL	4.80	USD	3,665,000	148,645
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	36,500,000	193,121
USD versus CLP	Put	Merrill Lynch International	10/26/2026	CLP	910.00	USD	3,645,000	310,736
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	870.00	USD	36,555,000	87,915
USD versus JPY	Put	Deutsche Bank AG	09/11/2026	JPY	150.00	USD	7,285,000	506,307
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	9,050,000	43,630
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	5,520,000	3,638
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	02/04/2027	JPY	140.00	USD	5,495,000	205,997
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	9,030,000	55,589
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	9,050,000	63,368
USD versus JPY	Put	UBS AG	10/16/2026	JPY	145.00	USD	7,335,000	240,082
USD versus KRW	Put	Goldman Sachs International	02/04/2027	KRW	1,310.00	USD	3,665,000	320,387
USD versus KRW	Put	Merrill Lynch International	11/10/2026	KRW	1,350.00	USD	2,750,000	294,690
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	9,030,000	292,509
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,250.00	USD	18,375,000	2,014,010
USD versus MXN	Put	Deutsche Bank AG	09/25/2026	MXN	17.20	USD	3,660,000	576,293
USD versus MXN	Put	Goldman Sachs International	08/13/2026	MXN	16.90	USD	4,580,000	86,695
USD versus MXN	Put	Goldman Sachs International	10/21/2026	MXN	17.10	USD	3,645,000	1,859
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	MXN	16.25	USD	3,670,000	56,059
USD versus TWD	Put	Merrill Lynch International	12/14/2026	TWD	32.00	USD	54,630,000	85,550
USD versus ZAR	Put	Deutsche Bank AG	09/11/2026	ZAR	16.15	USD	1,830,000	269,597
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	16.05	USD	36,555,000	105,900
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Goldman Sachs International	09/22/2026	ZAR	16.10	USD	3,670,000	$540,573
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/02/2026	ZAR	16.10	USD	3,640,000	324,011
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	16.25	USD	36,800,000	218,702
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	16.00	USD	27,480,000	171,008
Subtotal — Foreign Currency Put Options Purchased								9,589,927
Total Foreign Currency Options Purchased								$10,890,000

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	281,570,000	$2,429,173
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.39	Receive	6 Month EURIBOR	Semi-Annually	05/13/2033	EUR	113,345,000	1,492,042
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	48,000,000	1,974,309
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	96,260,000	2,185,993
Subtotal — Interest Rate Call Swaptions Purchased										8,081,517
Interest Rate Risk
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.18	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	47,070,000	3,077,967
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	62,100,000	13,893,540
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	48,000,000	3,282,580
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	96,260,000	6,528,443
Subtotal — Interest Rate Put Swaptions Purchased										26,782,530
Total Interest Rate Swaptions Purchased										$34,864,047

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	60.00%	Markit CDX North America Investment Grade Index, Series 46, Version 1	(1.00)	Quarterly	09/16/2026	0.529%	USD	116,800,000	$87,127

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	105.00%	Markit CDX North America High Yield Index, Series 46, Version 1	(5.00)%	Quarterly	09/16/2026	3.115%	USD	73,000,000	$(179,769)
Goldman Sachs International	Put	312.50	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	09/16/2026	2.613	EUR	38,500,000	(129,365)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 45, Version 1	(5.00)	Quarterly	12/16/2026	2.613	EUR	43,800,000	(386,126)
Total Credit Default Swaptions Written										$(695,260)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus HUF	Call	Merrill Lynch International	06/16/2027	HUF	375.00	EUR	45,810,000	$(1,447,955)
EUR versus NOK	Call	Goldman Sachs International	11/12/2026	NOK	11.15	EUR	45,805,000	(462,228)
USD versus BRL	Call	Goldman Sachs International	12/21/2026	BRL	5.50	USD	18,275,000	(340,025)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	36,500,000	(850,450)
USD versus CLP	Call	Merrill Lynch International	10/26/2026	CLP	1,000.00	USD	27,330,000	(148,539)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	10/15/2026	CLP	930.00	USD	36,555,000	(782,204)
USD versus KRW	Call	Morgan Stanley and Co. International PLC	11/25/2026	KRW	1,560.00	USD	36,645,000	(143,172)
USD versus MXN	Call	Goldman Sachs International	11/12/2026	MXN	18.00	USD	36,645,000	(351,645)
USD versus MXN	Call	Merrill Lynch International	09/29/2026	MXN	18.25	USD	91,920,000	(290,559)
USD versus TRY	Call	Goldman Sachs International	08/02/2027	TRY	63.75	USD	64,070,000	(5,149,114)
USD versus TWD	Call	Merrill Lynch International	12/14/2026	TWD	33.00	USD	25,495,000	(187,031)
USD versus ZAR	Call	Deutsche Bank AG	08/27/2026	ZAR	17.05	USD	36,680,000	(128,490)
USD versus ZAR	Call	Goldman Sachs International	12/23/2026	ZAR	17.50	USD	36,555,000	(459,167)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	36,200,000	(292,677)
USD versus ZAR	Call	Merrill Lynch International	09/16/2026	ZAR	17.50	USD	36,800,000	(107,456)
USD versus ZAR	Call	UBS AG	11/10/2026	ZAR	17.85	USD	27,480,000	(151,552)
Subtotal — Foreign Currency Call Options Written								(11,292,264)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	10/27/2026	USD	0.69	AUD	73,525,000	(406,644)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	73,000,000	(75,555)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	830.00	USD	36,555,000	(12,794)
USD versus MXN	Put	Merrill Lynch International	09/29/2026	MXN	17.00	USD	91,920,000	(325,305)
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	15.60	USD	36,555,000	(13,818)
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	15.55	USD	36,800,000	(10,819)
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	15.00	USD	27,480,000	(8,519)
Subtotal — Foreign Currency Put Options Written								(853,454)
Total Foreign Currency Options Written								$(12,145,718)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	B.NP Paribas S.A	3.26%	Receive	6 Month EURIBOR	Semi-Annually	01/22/2027	EUR	47,485,000	$(759,187)
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10	Receive	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	7,285,000	(4,823)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.10	Receive	6 Month EURIBOR	Semi-Annually	10/16/2026	EUR	72,880,000	(299,432)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.10	Receive	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	7,285,000	(4,823)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.09	Receive	6 Month EURIBOR	Semi-Annually	10/15/2026	EUR	89,890,000	(336,213)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.11	Receive	6 Month EURIBOR	Semi-Annually	10/16/2026	EUR	87,460,000	(392,858)
5 Year Interest Rate Swap	Call	Goldman Sachs International	3.98	Receive	SOFR	Annually	11/16/2026	USD	486,666,666	(2,292,185)
2 Year Interest Rate Swap	Call	Goldman Sachs International	4.05	Receive	SOFR	Annually	12/14/2026	USD	728,820,000	(2,370,589)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Call	Goldman Sachs International	4.05%	Receive	SOFR	Annually	12/14/2026	USD	728,820,000	$(2,370,589)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	25,600,000	(1,937,245)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.08	Receive	SOFR	Annually	10/16/2026	USD	207,715,000	(813,412)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.26	Receive	6 Month EURIBOR	Semi-Annually	01/22/2027	EUR	47,485,000	(751,914)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	Receive	SOFR	Annually	07/11/2029	USD	41,365,000	(566,654)
30 Year Interest Rate Swap	Call	Merrill Lynch International	3.15	Receive	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	7,285,000	(12,048)
10 Year Interest Rate Swap	Call	Merrill Lynch International	4.00	Receive	SOFR	Annually	12/15/2026	USD	305,360,000	(1,617,455)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.16	Receive	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	7,285,000	(13,556)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00	Receive	SOFR	Annually	12/15/2026	USD	183,840,000	(973,778)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2028	EUR	17,930,000	(664,206)
Subtotal—Interest Rate Call Swaptions Written										(16,180,967)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Barclays Bank PLC	3.05	Pay	6 Month EURIBOR	Semi-Annually	02/15/2027	EUR	58,830,000	(784,794)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	Pay	SONIA	Annually	05/10/2027	GBP	46,480,000	(1,373,466)
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.40	Pay	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	7,285,000	(40,154)
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.45	Pay	SOFR	Annually	10/30/2026	USD	138,475,000	(1,325,017)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.04	Pay	6 Month EURIBOR	Semi-Annually	12/01/2026	EUR	220,800,000	(1,055,290)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.40	Pay	6 Month EURIBOR	Semi-Annually	08/28/2026	EUR	7,285,000	(40,154)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SONIA	At Maturity	04/27/2027	GBP	274,840,000	(1,460,864)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.68	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	94,130,000	(2,041,112)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	Pay	3 Month EURIBOR	Quarterly	04/27/2028	EUR	329,805,000	(1,920,159)
2 Year Interest Rate Swap	Put	Goldman Sachs International	2.93	Pay	6 Month EURIBOR	Semi-Annually	05/15/2028	EUR	113,345,000	(1,223,271)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.15	Pay	SOFR	Annually	10/13/2026	USD	291,825,000	(2,449,713)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.05	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	331,200,000	(1,680,871)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.08	Pay	6 Month EURIBOR	Semi-Annually	01/04/2027	EUR	164,775,000	(811,591)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.08	Pay	6 Month EURIBOR	Semi-Annually	01/21/2027	EUR	294,400,000	(1,520,034)
30 Year Interest Rate Swap	Put	Merrill Lynch International	3.45	Pay	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	7,285,000	(26,844)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/04/2026	AUD	145,380,000	(1,883,266)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/11/2026	AUD	363,490,000	(4,835,181)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
2 Year Interest Rate Swap	Put	Merrill Lynch International	3.05%	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	220,800,000	$(1,108,563)
2 Year Interest Rate Swap	Put	Merrill Lynch International	4.25	Pay	SOFR	Annually	01/29/2027	USD	777,405,000	(3,690,404)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.46	Pay	6 Month EURIBOR	Semi-Annually	09/01/2026	EUR	7,285,000	(24,086)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.42	Pay	SONIA	Annually	11/23/2026	GBP	117,175,000	(598,887)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.20	Pay	SOFR	Annually	12/09/2026	USD	2,178,935,000	(9,719,183)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.05	Pay	6 Month EURIBOR	Semi-Annually	12/21/2026	EUR	408,360,000	(2,050,239)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.42	Pay	SONIA	Annually	12/22/2026	GBP	184,000,000	(1,084,555)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.07	Pay	6 Month EURIBOR	Semi-Annually	01/04/2027	EUR	170,750,000	(861,230)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	Pay	SONIA	Annually	10/22/2027	GBP	19,250,000	(1,680,309)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95	Pay	SONIA	Annually	02/14/2028	GBP	17,650,000	(1,802,047)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.00	Pay	6 Month EURIBOR	Semi-Annually	06/02/2028	EUR	262,995,000	(2,672,669)
Subtotal—Interest Rate Put Swaptions Written										(49,763,953)
Total Interest Rate Swaptions Written										$(65,944,920)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	44	September-2026	$9,046,813	$(34,442)	$(34,442)
U.S. Treasury 10 Year Notes	578	September-2026	62,424,000	(655,731)	(655,731)
Subtotal—Long Futures Contracts				(690,173)	(690,173)
Short Futures Contracts
Interest Rate Risk
Long Gilt	170	September-2026	(19,816,382)	121,185	121,185
U.S. Treasury 5 Year Notes	99	September-2026	(10,491,680)	86,943	86,943
U.S. Treasury 10 Year Ultra Notes	16	September-2026	(1,755,250)	20,723	20,723
U.S. Treasury Long Bonds	21	September-2026	(2,274,563)	42,456	42,456
U.S. Treasury Ultra Bonds	32	September-2026	(3,510,000)	81,903	81,903
Subtotal—Short Futures Contracts				353,210	353,210
Total Futures Contracts				$(336,963)	$(336,963)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/16/2026	Deutsche Bank AG	CNY	460,197,445	USD	68,070,000	$25,961
09/16/2026	Deutsche Bank AG	PLN	159,271	USD	43,798	1,165
09/16/2026	Deutsche Bank AG	USD	2,442,842	KRW	3,700,319,581	122,491
09/16/2026	Goldman Sachs International	USD	86,993,244	EUR	75,461,796	173,558
01/26/2027	Goldman Sachs International	USD	27,480,000	TRY	1,575,428,400	1,118,326
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2027	Goldman Sachs International	INR	15,445,512,500	USD	173,750,000	$15,195,209
08/04/2026	HSBC Bank USA	USD	4,192,366	BRL	21,285,900	6,740
09/16/2026	HSBC Bank USA	EUR	3,725,000	USD	4,326,037	23,246
09/16/2026	HSBC Bank USA	USD	3,575,080	EUR	3,124,328	33,868
09/16/2026	HSBC Bank USA	USD	18,354,692	JPY	2,968,436,500	365,260
08/04/2026	J.P. Morgan Chase Bank, N.A.	USD	190,383,977	BRL	976,851,790	2,321,268
09/02/2026	J.P. Morgan Chase Bank, N.A.	USD	26,814,276	BRL	138,169,945	238,108
09/16/2026	J.P. Morgan Chase Bank, N.A.	CAD	16,521,786	USD	11,990,407	182,733
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	176,895,792	USD	206,226,745	1,892,348
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	2,210,680	EUR	1,931,313	20,203
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	39,399,640	GBP	29,287,888	72,227
09/17/2026	J.P. Morgan Chase Bank, N.A.	USD	41,320,131	MXN	728,040,525	560,744
09/16/2026	Merrill Lynch International	CNY	52,980,000	USD	7,879,942	46,406
09/16/2026	Merrill Lynch International	CZK	11,455,819	USD	551,184	5,537
09/16/2026	Merrill Lynch International	NOK	3,427,015	USD	368,664	7,296
09/16/2026	Merrill Lynch International	NZD	4,281,000	USD	2,546,396	21,408
09/16/2026	Merrill Lynch International	USD	18,123,825	COP	66,329,575,500	2,692,435
09/16/2026	Merrill Lynch International	USD	9,912,664	INR	956,324,301	72,778
09/16/2026	Merrill Lynch International	ZAR	97,282,500	USD	5,946,000	77,401
09/16/2026	Morgan Stanley and Co. International PLC	HUF	63,792,317	USD	208,465	7,226
09/16/2026	Morgan Stanley and Co. International PLC	SEK	244,000	USD	26,380	697
09/16/2026	Morgan Stanley and Co. International PLC	ZAR	558,655,154	USD	34,150,340	449,281
09/17/2026	Morgan Stanley and Co. International PLC	USD	12,219,256	MXN	215,000,000	148,721
09/16/2026	Standard Chartered Bank PLC	JPY	785,281,332	USD	4,956,069	3,822
09/16/2026	UBS AG	AUD	8,986,664	USD	6,438,612	119,904
09/16/2026	UBS AG	EUR	20,913,096	USD	24,356,741	199,779
09/16/2026	UBS AG	USD	5,091,954	EUR	4,450,103	48,411
09/17/2026	UBS AG	USD	1,221,442	MXN	21,283,377	2,895
Subtotal—Appreciation						26,257,452
Currency Risk
09/16/2026	Deutsche Bank AG	USD	24,146,027	EUR	20,833,500	(81,007)
09/16/2026	Deutsche Bank AG	USD	196,616	PLN	715,000	(5,229)
09/16/2026	Goldman Sachs International	EUR	16,475,000	USD	18,927,880	(102,585)
09/17/2026	Goldman Sachs International	MXN	637,215,275	USD	36,281,068	(375,043)
01/26/2027	Goldman Sachs International	TRY	1,586,970,000	USD	27,480,000	(1,327,837)
03/19/2027	Goldman Sachs International	USD	173,750,000	INR	15,445,512,500	(15,195,209)
08/04/2026	HSBC Bank USA	BRL	21,285,900	USD	4,066,137	(132,970)
08/04/2026	J.P. Morgan Chase Bank, N.A.	BRL	976,851,790	USD	188,050,221	(4,655,024)
09/02/2026	J.P. Morgan Chase Bank, N.A.	BRL	702,481,000	USD	136,328,634	(1,210,587)
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	30,944,489	USD	35,487,451	(256,892)
09/16/2026	J.P. Morgan Chase Bank, N.A.	GBP	115,055,965	USD	154,878,749	(184,458)
09/16/2026	J.P. Morgan Chase Bank, N.A.	JPY	1,109,773,800	USD	6,939,474	(59,130)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	4,449	CAD	6,130	(68)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	228,142,892	EUR	195,192,911	(2,673,279)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	12,220	THB	398,313	(251)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	12,420,000	USD	8,328,852	(389,068)
09/16/2026	Merrill Lynch International	COP	75,769,214,000	USD	20,703,102	(3,075,606)
09/16/2026	Merrill Lynch International	INR	1,629,720,000	USD	16,892,667	(124,024)
09/16/2026	Merrill Lynch International	PEN	3,661,000	USD	1,067,814	(7,660)
09/16/2026	Merrill Lynch International	USD	12,285,486	CLP	10,909,019,959	(548,456)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Merrill Lynch International	USD	76,861,588	CNY	516,771,203	$(452,646)
09/16/2026	Merrill Lynch International	USD	556,197	CZK	11,560,000	(5,587)
09/16/2026	Merrill Lynch International	USD	203,764	IDR	3,654,919,400	(1,862)
09/16/2026	Merrill Lynch International	USD	2,381,985	NZD	4,004,593	(20,026)
09/16/2026	Morgan Stanley and Co. International PLC	USD	65,450	SGD	83,090	(460)
09/16/2026	Standard Chartered Bank PLC	EUR	12,258,688	USD	14,027,211	(132,943)
09/16/2026	Standard Chartered Bank PLC	TRY	29,641,000	USD	585,108	(16,434)
09/16/2026	Standard Chartered Bank PLC	USD	9,601,117	JPY	1,521,282,069	(7,404)
09/16/2026	UBS AG	USD	3,404,895	AUD	4,752,367	(63,408)
09/17/2026	UBS AG	MXN	1,780,796,215	USD	102,198,947	(242,198)
Subtotal—Depreciation						(31,347,351)
Total Forward Foreign Currency Contracts						$(5,089,899)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
UBS AG	Sell	1.00%	Quarterly	12/20/2028	0.254%	EUR	5,170,000	$37,445	$105,303	$67,858
BNP Paribas S.A.	Sell	1.00	Quarterly	12/20/2030	0.408	EUR	9,000,000	251,564	253,999	2,435
Subtotal - Appreciation								289,009	359,302	70,293
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.450	USD	8,280,000	(614)	(17,744)	(17,130)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.205	EUR	5,170,000	(26,314)	(111,569)	(85,255)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.631	USD	3,795,000	22,703	(45,453)	(68,156)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.339	EUR	9,000,000	(267,414)	(284,438)	(17,024)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.213	USD	3,600,000	201,822	167,062	(34,760)
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Buy	(5.00)	Quarterly	06/20/2031	2.613	EUR	60,299,000	(6,437,532)	(6,926,608)	(489,076)
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)	Quarterly	06/20/2031	3.115	USD	113,454,000	(7,641,266)	(8,583,930)	(942,664)
Subtotal - Depreciation								(14,148,615)	(15,802,680)	(1,654,065)
Total Centrally Cleared Credit Default Swap Agreements								$(13,859,606)	$(15,443,378)	$(1,583,772)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	ZARONIA	Annually	9.44%	Annually	07/24/2036	ZAR	113,877,500	$—	$18,938	$18,938
Receive	6 Month EURIBOR	Semi-Annually	(3.37)	Annually	07/24/2036	EUR	23,685,000	—	60,316	60,316
Pay	3 Month BBSW	Quarterly	4.55	Quarterly	06/10/2029	AUD	185,205,000	—	60,472	60,472
Receive	3 Month EURIBOR	Quarterly	(2.95)	Annually	08/03/2028	EUR	100,155,000	—	73,262	73,262
Receive	6 Month BBSW	Semi-Annually	(5.00)	Semi-Annually	06/12/2036	AUD	21,885,000	—	81,735	81,735
Pay	BZDIOVRA	At Maturity	14.18	At Maturity	01/02/2029	BRL	163,052,371	—	102,053	102,053
Receive	SOFR	Annually	(4.11)	Annually	09/23/2028	USD	143,325,000	—	185,030	185,030
Receive	6 Month BBSW	Semi-Annually	(5.02)	Semi-Annually	06/10/2036	AUD	65,310,000	—	189,012	189,012
Pay	BZDIOVRA	At Maturity	14.17	At Maturity	01/02/2029	BRL	328,804,080	—	191,000	191,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month BBSW	Semi-Annually	(4.99)%	Semi-Annually	06/11/2036	AUD	43,865,000	$—	$207,034	$207,034
Receive	SOFR	Annually	(4.10)	Annually	09/23/2028	USD	139,650,000	—	220,146	220,146
Receive	SOFR	Annually	(4.02)	Annually	06/30/2029	USD	78,215,000	—	283,000	283,000
Receive	SOFR	Annually	(4.02)	Annually	08/06/2028	USD	124,985,000	—	309,195	309,195
Receive	SOFR	Annually	(3.92)	Annually	06/22/2028	USD	253,440,000	—	1,031,149	1,031,149
Receive	SOFR	Annually	(4.30)	Annually	04/19/2058	USD	31,545,000	—	1,118,386	1,118,386
Receive	SOFR	Annually	(3.96)	Annually	07/08/2036	USD	95,205,000	3,488	2,796,611	2,793,123
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	19,860,000	—	4,089,448	4,089,448
Subtotal — Appreciation								3,488	11,016,787	11,013,299
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	19,860,000	—	(4,099,985)	(4,099,985)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	66,736,600,000	—	(2,223,439)	(2,223,439)
Pay	6 Month EURIBOR	Semi-Annually	2.76	Annually	06/22/2028	EUR	214,450,000	—	(1,173,517)	(1,173,517)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	87,074,267	—	(806,553)	(806,553)
Pay	6 Month EURIBOR	Semi-Annually	2.70	Annually	08/06/2028	EUR	110,340,000	—	(802,572)	(802,572)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	84,150,830	—	(716,583)	(716,583)
Pay	TONAR	Annually	2.60	Annually	02/16/2046	JPY	844,210,000	—	(590,889)	(590,889)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	87,270,594	—	(577,547)	(577,547)
Pay	3 Month JIBAR	Quarterly	7.67	Quarterly	03/18/2056	ZAR	99,215,000	—	(519,426)	(519,426)
Pay	3 Month BBSW	Quarterly	4.38	Quarterly	06/25/2029	AUD	113,365,000	—	(330,204)	(330,204)
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	43,338,252	—	(250,737)	(250,737)
Receive	SOFR	Annually	(4.22)	Annually	09/23/2028	USD	222,230,000	—	(186,715)	(186,715)
Receive	SOFR	Annually	(4.23)	Annually	09/23/2028	USD	123,460,000	—	(122,523)	(122,523)
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	174,800,000	—	(82,446)	(82,446)
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/11/2029	AUD	124,285,000	—	(77,044)	(77,044)
Pay	3 Month CZK PRIBOR	Quarterly	4.45	Annually	08/03/2028	CZK	2,440,155,000	—	(61,825)	(61,825)
Pay	6 Month CZK PRIBOR	Semi-Annually	4.77	Annually	07/24/2036	CZK	645,005,000	—	(42,487)	(42,487)
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/12/2029	AUD	62,280,000	—	(38,866)	(38,866)
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	90,160,000	—	(14,497)	(14,497)
Pay	28 Day MXN TIEF	28 days	7.12	28 days	07/03/2028	MXN	334,465,000	14,541	735	(13,806)
Subtotal — Depreciation								14,541	(12,717,120)	(12,731,661)
Total Centrally Cleared Interest Rate Swap Agreements								$18,029	$(1,700,333)	$(1,718,362)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00%	Quarterly	12/20/2030	1.81%	EUR	30,850,000	$4,505,961	$4,637,519	$131,558
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	0.055%	USD	595,939	$(38,177)	$(39,246)	$(1,069)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.055	USD	20,857,846	(1,064,687)	(1,373,613)	(308,926)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	1.81	EUR	58,400,000	8,806,454	8,778,965	(27,489)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	0.543	EUR	73,000,000	15,022,404	14,973,631	(48,773)
Subtotal—Depreciation									22,725,994	22,339,737	(386,257)
Total Over-The-Counter Credit Default Swap Agreements									$27,231,955	$26,977,256	$(254,699)

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIEF	—Overnight TIIE Funding Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
ZARONIA	—South African Rand Overnight Index Average
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$497,706,973	$2,102,879	$499,809,852
Non-U.S. Dollar Denominated Bonds & Notes	—	354,380,193	—	354,380,193
Asset-Backed Securities	—	298,262,626	8,618,871	306,881,497
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	110,014,886	—	110,014,886
U.S. Treasury Securities	—	88,622,822	—	88,622,822
Agency Credit Risk Transfer Notes	—	85,142,750	—	85,142,750
Common Stocks & Other Equity Interests	29,518,198	175,054	96,219	29,789,471
Variable Rate Senior Loan Interests	—	4,419,340	527,873	4,947,213
Preferred Stocks	2,155,403	—	0	2,155,403
Commercial Paper	—	—	548,038	548,038
Exchange-Traded Funds	181,829	—	—	181,829
Money Market Funds	65,853,575	46,333,940	—	112,187,515
Options Purchased	—	45,841,174	—	45,841,174
Total Investments in Securities	97,709,005	1,530,899,758	11,893,880	1,640,502,643
Other Investments - Assets*
Futures Contracts	353,210	—	—	353,210
Forward Foreign Currency Contracts	—	26,257,452	—	26,257,452
Swap Agreements	—	11,215,150	—	11,215,150
	353,210	37,472,602	—	37,825,812
Other Investments - Liabilities*
Futures Contracts	(690,173)	—	—	(690,173)
Forward Foreign Currency Contracts	—	(31,347,351)	—	(31,347,351)
Options Written	—	(78,785,898)	—	(78,785,898)
Swap Agreements	—	(14,771,983)	—	(14,771,983)
	(690,173)	(124,905,232)	—	(125,595,405)
Total Other Investments	(336,963)	(87,432,630)	—	(87,769,593)
Total Investments	$97,372,042	$1,443,467,128	$11,893,880	$1,552,733,050

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund